ORDINARY SHARES (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Class A ordinary shares
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, value	$ 770	$ 751
Class B ordinary shares
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, value	$ 305	$ 305
Number of shares into which each Class B ordinary share is convertible	1	1